Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,483,134,751.59
Total Fee Amount	204,820.91
Total Offset Amount	0.00
Net Fee	$ 204,820.91
Offering Table N/A
Offset Table N/A	N/A